Risk/Return Detail Data - FidelityAdvisorValueLeadersFund-AMCIPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series VIII
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Value Leaders Fund /A, M, C, I
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Value Leaders Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32 % of the average value of its portfolio.
Portfolio Turnover, Rate	32.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip companies (companies that, in Fidelity Management & Research Company LLC (FMR)'s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations. Investing in companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in securities of blue chip value companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Although blue chip companies generally have large or medium market capitalizations, the Adviser may invest in companies that it believes have good, long-term prospects to become blue chip companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Proposed Reorganization . The Board of Trustees of Fidelity Advisor Series VIII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund pursuant to which Fidelity Advisor® Value Leaders Fund would be reorganized on a tax-free basis with and into Fidelity® Blue Chip Value Fund. As a result of the proposed Reorganization, shareholders of Fidelity Advisor® Value Leaders Fund would receive, respectively, corresponding shares of Fidelity® Blue Chip Value Fund. The Agreement provides for the transfer of all of the assets of Fidelity Advisor® Value Leaders Fund in exchange for corresponding shares of Fidelity® Blue Chip Value Fund equal in value to the net assets of Fidelity Advisor® Value Leaders Fund and the assumption by Fidelity® Blue Chip Value Fund of all of the liabilities of Fidelity Advisor® Value Leaders Fund. After the exchange, Fidelity Advisor® Value Leaders Fund will distribute the Fidelity® Blue Chip Value Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor® Value Leaders Fund. As a result, shareholders of Fidelity Advisor® Value Leaders Fund will become shareholders of Fidelity® Blue Chip Value Fund (these transactions are collectively referred to as the "Reorganization"). A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor® Value Leaders Fund is expected to be held during the second quarter of 2025 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor® Value Leaders Fund in advance of the meeting. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about May 9, 2025. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. Effective after the close of business on or about May 8, 2025, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Blue Chip Value Fund please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	9.79%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	16.13%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(30.77%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Fidelity Advisor Value Leaders Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.80%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%	[3]
Total annual operating expenses	1.37%
Fee waiver and/or expense reimbursement	0.22%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%
1 year	$ 685
3 years	956
5 years	1,255
10 years	2,102
1 Year	685
3 Years	956
5 Years	1,255
10 Years	$ 2,102
2014	12.66%
2015	(2.11%)
2016	10.22%
2017	14.41%
2018	(9.13%)
2019	21.28%
2020	(5.58%)
2021	24.53%
2022	1.11%
2023	6.80%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Fidelity Advisor Value Leaders Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.80%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.32%	[3]
Total annual operating expenses	2.12%
Fee waiver and/or expense reimbursement	0.22%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.90%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 293
3 years	635
5 years	1,112
10 years	2,237
1 Year	193
3 Years	635
5 Years	1,112
10 Years	$ 2,237
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Fidelity Advisor Value Leaders Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.80%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.31%	[3]
Total annual operating expenses	1.61%
Fee waiver and/or expense reimbursement	0.21%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.40%
1 year	$ 488
3 years	814
5 years	1,170
10 years	2,171
1 Year	488
3 Years	814
5 Years	1,170
10 Years	$ 2,171
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Fidelity Advisor Value Leaders Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.75%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%	[3]
Total annual operating expenses	1.06%
Fee waiver and/or expense reimbursement	0.16%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
1 year	$ 92
3 years	316
5 years	564
10 years	1,275
1 Year	92
3 Years	316
5 Years	564
10 Years	$ 1,275
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Return Before Taxes | Fidelity Advisor Value Leaders Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	0.66%
Past 5 years	7.73%
Past 10 years	6.25%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Return Before Taxes | Fidelity Advisor Value Leaders Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.01%
Past 5 years	8.20%
Past 10 years	6.24%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Return Before Taxes | Fidelity Advisor Value Leaders Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.79%
Past 5 years	7.97%
Past 10 years	6.24%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | Return Before Taxes | Fidelity Advisor Value Leaders Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.08%
Past 5 years	9.32%
Past 10 years	7.17%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | After Taxes on Distributions | Fidelity Advisor Value Leaders Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(0.61%)
Past 5 years	6.88%
Past 10 years	5.54%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | After Taxes on Distributions and Sales | Fidelity Advisor Value Leaders Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.20%
Past 5 years	6.01%
Past 10 years	4.92%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | RS005
Risk/Return:
Label	Russell 1000® Value Index
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%
FidelityAdvisorValueLeadersFund-AMCIPRO | Fidelity Advisor Value Leaders Fund | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.23%, 0.24%, and 0.18% for Class A, Class M, Class C, and Class I, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Adjusted to reflect current fees.
[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.